Loans Receivable, Net	12 Months Ended
Dec. 31, 2024
Loans Receivable, Net [Abstract]
LOANS RECEIVABLE, NET
8.	LOANS RECEIVABLE, NET

Loans receivable, net is comprised of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	USD
Loans receivable, current portion
Franchisees	374,022,230	381,417,382	52,253,967
Third parties	32,595,889	39,000,000	5,342,978
Less: allowances of credit losses	(277,097,025)	(334,953,915)	(45,888,498)
Total	129,521,094	85,463,467	11,708,447

Loans receivable, non-current portion
Franchisees	90,484,128	22,771,354	3,119,663
Third parties	20,000,000	-	-
Less: allowances of credit losses	(39,793,823)	(7,399,116)	(1,013,675)
Total	70,690,305	15,372,238	2,105,988

Loans receivable to franchisees represent loan agreements entered with certain franchisees to finance the renovation of certain franchised-and-managed hotels with maturity from one month to five years and the interest rate from 4.7% to 9.9% per annum.

Loans receivable to third parties mainly represent loan agreements entered with certain third-party companies to support their daily operation or bridge loan of mortgage with maturity from one year to three years and the interest rate from 7.9% to 18.0% per annum.

The Group recognized allowances of credit losses of RMB161,431,671, RMB15,396,673 and RMB25,462,183 (USD3,488,304) in relation to loans receivables in “Other general expenses” in the consolidated statements of comprehensive (loss) income for the years ended December 31, 2022, 2023 and 2024, respectively.

The following table presents the aging of past-due gross loans receivable as of December 31, 2023 and 2024:

	1 to 3 months	4 to 6 months	7 to 12 months	Over 1 year
	past due	past due	past due	past due	Total
	RMB	RMB	RMB		RMB
December 31, 2023	16,572,823	24,199,825	63,451,054	215,286,707	319,510,409
December 31, 2024	34,445,795	32,464,971	55,303,739	266,000,526	388,215,031
December 31, 2024 (USD)	4,719,055	4,447,683	7,576,581	36,441,922	53,185,241

Movement of allowance for loans receivable for the years ended December 31, 2023 and 2024 are as follows:

	2023	2024
	RMB	RMB	USD
Balance of the beginning of the year	279,317,673	316,890,848	43,413,868
Effect on the opening balance of adoption of ASU 2016-03	22,176,502	—	—
Provision	15,396,673	25,462,183	3,488,304
Balance of the end of the year	316,890,848	342,353,031	46,902,172
Evaluated for impairment on an individual basis	116,302,348	109,047,517	14,939,449